Balance Sheets ¥ in Thousands	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)
Current liabilities
Total liabilities		$ 33,112.81
DEFICIT
Ordinary share, value
Accumulated deficit		(33,112.81)
Total shareholder’s deficit		(33,112.81)
Related Party [Member]
Current liabilities
Amounts due to a related party		33,112.81
Distoken Acquisition Corporation [Member]
Current assets
Cash	$ 15,073			$ 96,486
Other receivable							28
Due from Sponsor				60,000
Prepayments and other receivables, net	31,250			63,366			2,000
Total current assets	46,323			219,852			2,028
Deferred offering costs							678,788
Investments held in Trust Account	7,456,639			41,440,980
Total assets	7,502,962			41,660,832			680,816
Current liabilities
Accounts payable and accrued expenses	1,112,876			205,074			305
Accrued offering costs				70,000			297,049
Tax payable	447,288			434,911
Chinese VAT and surcharges payable	326,939			195,456
Advances from Sponsor	923			923			217,462
Promissory note – Sponsor	764,274						150,000
Extension Notes – Sponsor	420,000			60,000
Total liabilities	3,072,300			966,364			664,816
Commitments and Contingencies
Mezzanine equity:
Mezzanine equity	7,406,639			40,760,613
DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary share, value	255			255	[1],[2],[3]		200	[1],[2],[3]
Additional paid-in capital							27,028
Accumulated deficit	(2,976,232)			(66,400)			(11,228)
Total shareholder’s deficit	(2,975,977)			(66,145)			16,000
Total liabilities, mezzanine equity and shareholders' deficit	$ 7,502,962			41,660,832			680,816
Distoken Acquisition Corporation [Member] | State Administration of Taxation, China [Member]
Current liabilities
Tax payable				630,367
Youlife International Holdings Inc [Member]
Current assets
Cash and cash equivalents		18,365,000	¥ 133,469	26,117,000		¥ 185,425			¥ 307,981
Short-term investments									84,230
Accounts receivables, net		37,038,000	269,165	36,145,000		256,627			113,464
Inventories, net		683,000	4,962	459,000		3,260			8,301
Current assets of discontinued operations				7,662,000		54,401			141,531
Prepayments and other receivables, net			210,630	26,615,000		188,961			43,995
Prepayments and other receivables, net		28,983,000
Total current assets		85,205,000	619,204	97,136,000		689,652			710,022
Property and equipment		21,190,000	153,993	22,641,000		160,747			9,940
Right-of-use assets		6,638,000	48,240	7,459,000		52,957			61,814
Intangible assets		1,498,000	10,885	1,691,000		12,009			5,035
Financial assets at fair value through profit or loss		11,611,000	84,381	14,877,000		105,629			69,129
Deferred tax assets		4,237,000	30,791	4,996,000		35,469
Other non-current assets		1,814,000	13,182	1,936,000		13,746			72,858
Non-current assets of discontinued operations				6,724,000		47,740			55,828
Total non current assets		46,988,000	341,472	60,324,000		428,297			274,604
Total assets		132,193,000	960,676	157,460,000		1,117,949			984,626
Current liabilities
Tax payable		116,000	844	54,000		385			15,462
Contract liabilities		5,111,000	37,146	5,533,000		39,281			2,698
Trade and bills payables		13,475,000	97,929	14,142,000		100,410			35,682
Other payables and accruals		15,128,000	109,940	22,585,000		160,353			69,432
Short-term borrowings		3,615,000	26,271	3,701,000		26,274
Lease liabilities		682,000	4,954	959,000		6,808			7,534
Current liabilities of discontinued operations				10,223,000		72,584			185,732
Total current liabilities		38,127,000	277,084	57,197,000		406,095			316,540
Lease liabilities - non current		5,594,000	40,656	5,591,000		39,697			42,580
Non-current liabilities of discontinued operations				337,000		2,390			3,887
Total non current liabilities		5,594,000	40,656	5,928,000		42,087			46,467
Total liabilities		43,721,000	317,740	63,125,000		448,182			363,007
Commitments and Contingencies
DEFICIT
Ordinary share, value		21,000	149	21,000		149			149
Treasury shares		(4,000)	(31)	(4,000)		(31)			(31)
Additional paid-in capital		24,197,000	175,847	25,007,000		177,547			226,278
Statutory surplus reserve		1,106,000	8,037	1,298,000		9,217			8,253
Accumulated losses		(78,035,000)	(567,096)	(77,439,000)		(549,812)			(647,669)
Total shareholder’s deficit		(52,715,000)	(383,094)	(51,117,000)		(362,930)			(413,020)
Non-controlling interests		2,750,000	19,982	3,753,000		26,649			28,591
Total shareholders' deficit		(49,965,000)	(363,112)	(47,364,000)		(336,281)			(384,429)
Total liabilities, mezzanine equity and shareholders' deficit		132,193,000	960,676	157,460,000		1,117,949			984,626
Youlife International Holdings Inc [Member] | Series C and Series C+ Convertible Redeemable Preferred Shares (Member)
Mezzanine equity:
Mezzanine equity		138,437,000	1,006,048	141,699,000		1,006,048			1,006,048
Youlife International Holdings Inc [Member] | Related Party [Member]
Current assets
Amounts due from a related party		$ 135,000	¥ 978	$ 138,000		¥ 978			¥ 10,520

[1]	At December 31, 2022, includes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[3]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).